SEGMENT INFORMATION (Schedule of Share Based Payment Expense by Geographical Area) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations	$ 1,369	$ 928	$ 1,381
Share-based payments - discontinued operations			33
Total Share-based payments	1,369	928	1,414
Ireland [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations	1,265	841	1,187
Americas [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations	104	87	153
Other Countries [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Share-based payments - continuing operations			$ 41